UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04605

First Financial Fund Inc.
(Exact name of registrant as specified in charter)

Fund Administrative Services, LLC 2344 Spruce Street, Suite A Boulder, CO			80302
(Address of principal executive offices)			(Zip code)

Fund Administrative Services, LLC 2344 Spruce Street, Suite A Boulder, CO 80302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 444-5483

Date of fiscal year end:	March 31, 2008

Date of reporting period:	September 30, 2007

Item 1. Reports to Stockholders.

Letter from the Adviser  September 30, 2007

Dear Shareholders:

The First Financial Fund, Inc. ("the Fund") returned -4.8% on a net asset value basis and returned -10.88% on its share price for the six month period ending September 30, 2007. On September 28, 2007, the market price of the Fund was $12.70 per share, a 12.0% discount to the NAV of $14.43. Financial stocks generally underperformed the overall market index as measured by the S&P 500, which returned 8.4%.

TOTAL RETURNS

as of September 30, 2007

	6 Mo	1 Yr	3 Yr	5 Yr	10 Yr
First Financial Fund's NAV	-4.8%	0.0%	8.0%	17.8%	12.1%
S&P 500 Index	8.4	16.4	13.1	15.5	6.6
NASDAQ Composite*	12.1	20.6	13.4	18.9	5.1
NASDAQ Banks*	-7.5	-7.8	0.5	6.5	4.8
SNL Thrifts*	-10.6	-11.8	0.6	9.1	7.5
SNL Finance REIT*	-29.0	-30.7	-10.7	5.4	2.2

Sources: Lipper Analytical Services, Inc. and Wellington Management Company, LLP
* Principal Only

Periods greater than one year are annualized

The Fund was positioned cautiously over the past six months as a number of economic headwinds for financial services companies continue to pressure the sector. We continue to be concerned with the slowing US economy, the deepening contraction in the US housing market, and diminished liquidity in light of widening of credit spreads. Economic data on balance are worsening, while housing market conditions are deteriorating and not yet resolving in any area. Housing demand continues to slide, adding even more inventory to an overhang that is already historic in dimensions. Compounding this situation is an escalating number of subprime foreclosures which threatens to add to this supply. This wave of subprime mortgage defaults has triggered a confidence crisis in the asset-back security space. While this liquidity strain should ease in the coming months as banks reveal their exposure, we expect an acceleration of mortgage delinquencies and write-offs of asset values in the next year. The Federal Reserve Bank responded forcefully to the liquidity-crisis over the summer, slashing its policy rate by 50 basis points. In the face of current market conditions and liquidity, we expect that Federal Reserve Bank will make rate cuts faster and deeper than the market currently forecasts.

One of the Fund's largest holdings at the end of the period, Commerce Bancorp (+17.6%), was also its strongest contributor to absolute performance during the recent period. Shortly after quarter-end, Commerce Bancorp announced that it reached a definitive acquisition agreement with Toronto Dominion Bank. Shares of Canadian Western Bank (+31.0%) rose on the heels of strong earnings numbers. Abyara Planejamento (+70.2%), a REIT active in Sao Paulo, Brazil's metropolitan real estate, continued to be a solid performer. A purchase of Thornburg Mortgage (+11.0%), after its price reflected negative news from the subprime fallout, was another significant contributor.

The Fund's top detractors were in the Regional Banks and Mortage REIT sub-sectors. BankUnited Financial (-27.8%), the Fund's largest detractor from absolute performance during the period, declined due to an increase in non-performing assets and reduced residential loan production. The Bancorp (-29.0%), a holding company for northeast retail and commercial bank The Bancorp Bank, and Capital Corp of the West (-29.7%), a holding company for California-based commercial bank County Bank, were both among the top detractors to absolute Fund performance. Arbor Realty Trust (-29.8%) sold off in tandem with other mortgage REITs this period, despite its effort to upgrade the quality of its real estate portfolio and capital raising efforts.

At the end of the period, the Fund remains positioned primarily in Regional Banks (39%) as well as Thrift & Mortgage Finance names (18%). We have trimmed our Regional Banks exposure slightly over the last six months, while increasing our exposure to Asset Managers and Investment Banking and Brokerage companies. Across sub-industries, Real Estate Management and Development companies were the strongest contributors to Fund performance over the period. The Fund's top holdings at the end of the year include Thornburg Mortgage, Commerce Bancorp, and Canadian Western Bank.

The complacency we continue to see in equity and even fixed income markets astounds us. While there are some mitigating factors such as a fearful Fed and a falling US dollar that may continue to entice foreigners to buy our assets, we believe we are in the early innings of the reversal of an economy built on too much leverage. The increased volatility we expect as a result should present opportunities for fundamental investors. While the US appears challenged, we remain excited about opportunities in non-US markets. Where appropriate, we will continue to diversify our risks geographically including investments outside of the US. Emerging economies have just experienced a major stress test, and most countries have passed it with flying colors. This is not to say that emerging markets will not be affected by the slowdown in the US and Europe. As such, we continue to find select attractive opportunities on a relative valuation outside the US, with approximately 15% of the Fund's equity securities domiciled in non-US securities. This conviction for financial stock valuations outside the US is also reflected in three of the Fund's top ten holdings being non-US securities.

With the support of the Fund's board, we are also considering the purchase of credit default swaps ("CDS") on credit indexes or individual issuers. The purchase of CDS will potentially provide the Fund with a hedge for equity exposure, or allow us to express a view on risk in anticipation of widening credit spreads.

We will continue our focus on fundamental analysis of individual financial services companies, with emphasis on those with strong balance sheets and experienced management to weather an economic downturn. The increased volatility in our sector and the challenging economic conditions create numerous investment opportunities, which we are confident will reward long-term shareholders of the Fund.

As always, we appreciate your support of the Fund.

Nicholas C. Adams
Portfolio Manager
Senior Vice President
Wellington Management Company, LLP

Financial Data (Unaudited)  FIRST FINANCIAL FUND, INC.

	Per Share of Common Stock
	Net Asset Value	NYSE Closing Price	Dividends Paid
3/31/07	$15.15	$14.25	$0.00
4/30/07	15.16	14.25	$0.00
5/31/07	15.46	14.13	$0.00
6/30/07	15.15	13.73	$0.00
7/31/07	13.99	12.50	$0.00
8/31/07	14.14	12.74	$0.00
9/30/07	14.43	12.70	$0.00

The First Financial Fund was ranked #1 in Lipper Closed-End Equity Fund performance for the 10 years ending:

December 31, 2006
December 31, 2005
December 31, 2004

and the 5 years ending: December 31, 2004

by Lipper, Inc.

LIPPER and the LIPPER Corporate Marks are proprietary trademarks of Lipper, a Reuters Company. Used by permission.

Portfolio of Investments as of September 30, 2007 (Unaudited)

FIRST FINANCIAL FUND, INC.

Shares	Description	Value (Note 1)
LONG TERM INVESTMENTS-92.8%
DOMESTIC COMMON STOCKS-70.4%
Banks & Thrifts-34.3%
41,000	1st United Bancorp, Inc.†(a)(b)	$594,500
83,490	Alliance Bankshares Corporation†	819,037
541,900	AmeriServ Financial, Inc.†(a)	1,804,527
251,735	Bancorp, Inc.†	4,647,028
11,900	Bank of Commerce Holdings	130,900
87,500	Bank of Florida Corporation†	1,435,875
34,000	Bank of Marin	1,094,800
83,300	Bank of Virginia†	610,589
454,460	BankAtlantic Bancorp, Inc. Class A	3,940,168
256,200	BankFinancial Corporation	4,053,084
57,000	BCB Bancorp, Inc.	883,500
154,300	Benjamin Franklin Bancorp, Inc.	2,200,318
48,552	Beverly Hills Bancorp, Inc.	300,537
64,300	Beverly National Corporation	1,347,085
300	Bridge Capital Holdings†	6,678
3,600	Cambridge Bancorp	103,050
199,571	Capital Corporation of the West	3,676,098
180,100	Cardinal Financial Corporation	1,799,199
85,000	Cardinal State Bank†	1,387,625
46,585	Carolina Trust Bank†	716,011
340,815	CCF Holding Company (c)	5,371,244
257,300	Centennial Bank Holdings, Inc.†(a)	1,646,720
55,100	Centrue Financial Corporation	1,104,204
8,820	Coastal Banking Company, Inc.†	165,155
286,400	Commerce Bancorp, Inc.	11,106,592
60,000	Community Bank (a)(b)	3,975,600
66,000	Community Bank of Orange, N.A. (a)	188,100
75,800	Connecticut Bank & Trust†	487,015
114,831	Dearborn Bancorp, Inc.†	1,482,468
122,000	Eastern Virginia Bankshares	2,377,780
11,300	Encore Bancshares, Inc.†	237,639
97,200	FC Holdings, Inc. (a)(b)	972,000
100,000	Federal City National Bank (a)(b)	494,000
39,700	First American International (a)(b)	1,052,050
141,978	First California Financial Group, Inc.†(a)	1,398,483
17,400	First Capital Bancorp, Inc.†	239,250
47,000	First Indiana Corporation	1,472,040
219,534	First Regional Bancorp†(a)	5,385,169
234,400	First Security Group, Inc.	2,344,000
66,726	First Southern Bancorp (a)	1,437,945
2,400	First Trust Bank†	44,400
193,261	Florida Capital Group (a)(b)	2,077,556
14,900	FNB Bancorp	439,922
225,236	Gateway Financial Holdings	3,545,215
70,000	Great Florida Bank Class A†	854,000
137,700	Great Florida Bank Class A†	1,679,940
15,300	Great Florida Bank Class B†	169,830
228,000	Hampshire First Bank†(a)(b)	1,692,900
33,527	Heritage Oaks Bancorp	539,785

Shares	Description	Value (Note 1)
Banks & Thrifts - continued
29,800	IBERIABANK Corporation (a)	$1,568,970
49,200	ICB Financial (a)	332,100
19,000	Katahdin Bankshares Corporation (a)(b)	314,212
34,100	Leesport Financial Corporation	652,162
70,085	MetroCorp Bancshares, Inc.	1,128,368
905,600	National Bancshares, Inc. (a)(b)	2,128,160
39,900	New England Bancshares, Inc. (a)	458,850
138,600	NewBridge Bancorp	1,760,220
51,188	Northrim Bancorp, Inc.	1,274,569
40,500	Oak Ridge Financial Services, Inc.†	435,375
2,000	Old Point Financial Corporation	49,500
54,208	Parkway Bank†	589,512
130,500	Pennsylvania Commerce Bancorp†	4,110,750
122,000	People's United Financial, Inc.	2,108,160
163,590	Pilot Bancshares, Inc. (a)	1,979,439
190,540	Republic First Bancorp, Inc.†	1,518,604
65,945	SCBT Financial Corporation	2,277,740
195,700	Signature Bank†	6,894,511
111,615	Southern Connecticut Bancorp, Inc.†	781,305
92,369	Southern First Bancshares, Inc.†	1,755,011
302,900	Square 1 Financial, Inc. (a)(b)	4,543,500
97,500	State Bancorp, Inc. (a)	1,589,250
84,159	Sterling Bank	658,120
32,450	SuffolkFirst Bank†	283,938
331,345	Sun Bancorp, Inc.†	5,798,538
79,800	TIB Financial Corporation	881,790
71,900	Tidelands Bancshares, Inc. (a)	950,878
184,400	UMB Financial Corporation	7,903,384
52,148	Valley Commerce Bancorp†	787,435
177,763	Wainwright Bank & Trust Company	2,275,366
36,700	Yardville National Bancorp	1,234,221
		144,555,549
Diversified Financial Services-4.5%
25,000	CMET Financial Holdings, Inc. (b)(d)	506,000
165,700	Goldleaf Financial Solutions†	538,525
276,300	Highland Financial Trust†(a)(b)(d)	5,205,492
60,000	Independence Financial Group, Inc. (a)(b)	630,000
93,615	Mackinac Financial Corporation (a)	819,131
175,100	Muni Funding Co of America, LLC†(a)(b)(d)	1,794,775
455,100	Ocwen Structured Investments, LLC (a)(b)	2,223,118
74,631	Peppercoin, Inc. (a)(b)	1,940
265,000	Resource Capital Corporation†(a)(d)	2,983,900
117,200	Technology Investment Capital Corporation	1,566,964
466,667	Terra Nova Financial Group†(a)	653,333
86,900	The Western Union Company	1,822,293
		18,745,471

See accompanying notes to financial statements. 5

Portfolio of Investments as of September 30, 2007 (Unaudited)

FIRST FINANCIAL FUND, INC.

Shares	Description	Value (Note 1)
Insurance-3.8%
241,100	AmTrust Financial Services, Inc. (a)(d)	$3,657,487
66,300	Assurant, Inc.	3,547,050
46,300	ProAssurance Corporation†	2,494,181
345,833	UCBH Holdings, Inc.	6,045,161
		15,743,879
Mortgages & REITS-7.1%
166,000	Arbor Realty Trust, Inc.; REIT	3,135,740
140,800	Capstead Mortgage Corp.; REIT	1,447,424
458,300	Cypress Sharpridge (a)(b)(d)	4,124,700
55,000	Embarcadero Bank (a)(b)	550,000
218,500	MFA Mortgage Investments, Inc.; REIT	1,752,370
155,504	Newcastle Investment Holdings Corporation; REIT (a)(b)	290,792
563,354	Thornburg Mortgage, Inc.†	15,717,577
87,900	Verde Realty (a)(b)	2,900,700
		29,919,303
Savings & Loans-20.7%
236,800	Abington Bancorp, Inc.	2,308,800
75,500	American Bancorp of NJ	820,685
34,100	Appalachian Bancshares, Inc.†	485,925
363,500	Bankunited Financial Corporation, Class A	5,648,790
224,500	Beneficial Mutual Bancorp, Inc.†	2,188,875
124,326	Berkshire Hills Bancorp, Inc.	3,758,375
129,280	Broadway Financial Corporation (c)	1,162,227
60,100	Carver Bancorp, Inc.	942,669
81,700	Central Federal Corporation	437,095
324,800	CFS Bancorp, Inc.	4,579,680
24,400	Charter Financial Corporation	1,317,600
34,500	Citizens Community Bank†	382,950
105,300	Citizens First Bancorp, Inc.	1,890,135
99,300	Downey Financial Corporation	5,739,540
26,900	ECB Bancorp, Inc.	719,575
396,200	ESSA Bancorp, Inc.†	4,405,744
32,500	Fidelity Federal Bancorp	771,875
25,638	First Community Bank Corporation of America†	371,751
79,400	Firstfed Financial Corporation†	3,934,270
58,905	Flushing Financial Corporation†	989,604
43,400	Georgetown Bancorp, Inc.†	328,755
93,045	Great Lakes Bancorp, Inc.†	1,251,455
222,900	Hampden Bancorp, Inc.	2,505,396
3,630	HF Financial Corporation	58,080
100,000	Home Federal Bancorp, Inc.	1,331,000
93,100	Jefferson Bancshares, Inc.	1,001,291
4,900	KNBT Bancorp, Inc.	81,046
81,700	Legacy Bancorp, Inc.	1,137,264
66,000	Liberty Bancorp, Inc.	709,500
130,712	LSB Corporation	2,061,328

Shares	Description	Value (Note 1)
Savings & Loans - continued
310,300	MidCountry Financial Corporation (a)(b)	$5,275,100
113,200	Newport Bancorp, Inc.†	1,401,416
67,100	Old Line Bancshares, Inc.	636,108
50,500	Oritani Financial Corporation†	799,920
110,400	Osage Bancshares, Inc.	980,352
163,300	Pacific Premier Bancorp, Inc.†	1,726,081
417,200	People's Choice Financial Corporation†(a)(b)(d)	0
165,930	Perpetual Federal Savings Bank (c)	4,086,026
17,500	Privee LLC (a)(b)	2,695,000
75,100	Provident Financial Holdings, Inc.	1,672,477
40,650	Redwood Financial, Inc.†(c)	630,075
90,000	River Valley Bancorp (c)	1,620,900
104,900	Rome Bancorp, Inc.	1,244,114
6,300	Royal Financial, Inc.†	91,350
289,600	SI Financial Group, Inc.	3,174,016
89,540	Southcoast Financial Corporation†	1,630,523
100,000	Sterling Eagle (a)(b)	74,890
195,200	TFS Financial Corporation†	2,525,888
110,500	Third Century Bancorp (c)	1,295,613
118,700	Viewpoint Financial Group	2,193,576
		87,074,705
	Total domestic common stocks (cost $280,853,638)	296,038,907
FOREIGN COMMON STOCKS-22.4%
Australia-0.2%
75,600	Bendigo Bank, Ltd.	916,560
Bermuda-5.2%
25,500	Allied World Assurance Holdings, Ltd.	1,323,705
28,500	Arch Capital Group, Ltd.†	2,120,685
112,718	Catlin Group, Ltd.	1,051,205
112,000	CRM Holdings, Ltd.†	705,600
73,000	IPC Holdings, Ltd.	2,106,050
375,700	Maiden Holdings, Ltd. (a)(b)(d)	3,381,300
163,300	MF Global, Ltd.†	4,735,700
34,300	Platinum Underwriters Holdings, Ltd.	1,233,428
36,500	RAM Holdings, Ltd.†	339,450
37,500	Security Capital Assurance, Ltd.	856,500
8,000	White Mountains Insurance Group, Ltd.	4,158,000
		22,011,623
Brazil-0.3%
25,200	Banco Itau Holding Financeira S.A.	1,268,217
Canada-2.0%
293,148	Canadian Western Bank	8,407,686

See accompanying notes to financial statements. 6

Portfolio of Investments as of September 30, 2007 (Unaudited)

FIRST FINANCIAL FUND, INC.

Shares	Description	Value (Note 1)
Cayman Islands-0.6%
22,200	Ace, Ltd.	$1,344,654
526,500	Greentown China Holdings, Ltd.	1,228,036
		2,572,690
China-0.0%*
206,000	China Aoyuan Property Group, Ltd.†	137,887
Denmark-0.6%
12,690	Gronlandsbanken	2,396,921
Germany-2.0%
47,516	Commerzbank AG	1,918,451
531,000	European Capital Beteiligung (a)	6,539,700
		8,458,151
Guernsey-2.4%
133,983	European Capital, Ltd.	1,650,110
427,001	KKR Private Equity Investors, LLP	8,390,570
		10,040,680
Hong Kong-0.5%
805,500	BOC Hong Kong Holdings, Ltd.	2,042,614
Liechtenstein-0.7%
30,820	Liechtenstein Landesbank	2,904,710
Netherlands-1.0%
96,860	ING Groep N.V.	4,288,140
Switzerland-3.9%
22,390	Augsburg Re AG (a)(b)(d)	0
44,125	Augsburg Re AG Convertible Debt (a)(b)(d)	14,779
20,463	Basler Kantonalbank	1,989,896
32,219	Credit Suisse Group	2,131,937
8,968	Luzerner Kantonalbank	2,015,152
89,969	Paris Re Holdings, Ltd.†	2,162,345
5,891	St Galler Kantonalbank†	2,549,136
79,400	UBS AG	4,228,050
8,447	Valiant Holding	1,278,402
		16,369,697
Turkey-0.0%*
0	Turkiye Vakiflar Bankasi T.A.O.	1
United Kingdom-3.0%
1,683,984	Aberdeen Asset Management, PLC	6,278,483
94,133	Amvescap, PLC	1,268,637
357,385	New Star Asset Management Group, Ltd.	2,650,351
234,552	Paragon Group Companies, PLC	1,434,788
32,240	Standard Chartered, PLC	1,050,947
		12,683,206
	Total foreign common stocks (cost $89,448,972)	94,498,783

Shares	Description	Value (Note 1)
WARRANTS-0.0%*
195,000	Dime Bancorp, Inc., Warrant, Expires 12/26/50†	$48,750
12,300	ICB Financial, Warrant, Expires 6/30/09†(a)(b)	0
26,500	Resource Capital Corporation, Warrant, Expires 12/31/09†(a)(b)(d)	16,017
2,333,333	Terra Nova Financial Group, Warrant, Expires 3/20/11†(a)(b)	104,720
	Total Warrants (cost $0)	169,487
	Total long term investments (cost $370,302,610)	390,707,177
Par Value
SHORT TERM INVESTMENTS-6.9%
Repurchase Agreement-6.9%
$29,200,000	Merrill Lynch & Co.Triparty Mortgage Repo, 5.100% dated 9/28/2007, to be repurchased at $29,641,884 on 10/01/2007, collateralized by U.S. Government Agency Securities with an aggregate market value plus interest of $29,787,511, rates ranging from 5.50%-7.00% and maturities from 04/01/21-09/01/37. (Cost $29,200,000)	$29,200,000
Total Investments-99.7%
	(cost $399,502,610)	419,907,177
	Other Assets and Liabilities-0.3%	1,358,512
	Net Assets-100%	$421,265,689

†  Non-income producing security.

(a)  Private Placement restricted as to resale and does not have a readily available market.

(b)  Indicates a fair valued security. Total market value for fair valued securities is $47,633,801 representing 11.31% of the total net assets.

(c)  Affiliated Company. See Note 8 to Financial Statements

(d)  Security exempt from registration pursuant to Rule 144A under the Securiites Act of 1933, as amended.

*  Amount represents less than 0.1% of net assets.

REIT-Real Estate Investment Trust.

See accompanying notes to financial statements. 7

Portfolio of Investments as of September 30, 2007 (Unaudited)

FIRST FINANCIAL FUND, INC.

Investments as a % of Net Assets (Unaudited)

See accompanying notes to financial statements. 8

Statement of Assets and Liabilities  FIRST FINANCIAL FUND, INC.

Assets:	September 30, 2007 (unaudited)
Investments:
Investments, at value of Unaffiliated Securities (Cost $395,292,040) (Note 1)	$405,741,092
Investments, at value of Affiliated Securities (Cost $4,210,570) (Note 1 and Note 8)	14,166,085
Total Investments, at value	419,907,177
Cash	18,575
Foreign currency (cost $22,598)	22,747
Receivable for investments sold	7,136,314
Dividends and interest receivable	338,902
Prepaid expenses and other assets	77,225
Total Assets	427,500,940
Liabilities:
Payable for investments purchased	$4,946,434
Investment advisory fees payable (Note 2)	1,052,434
Interest due on loan payable to bank (Note 7)	141,147
Legal and Audit fees payable	55,090
Directors' fees and expenses payable (Note 2)	38,944
Accrued expenses and other payables	1,200
Total Liabilities	6,235,249
Net assets	$421,265,689
Net assets consists of:
Undistributed net investment income	$4,026,602
Accumulated net realized gain on investments sold	50,871,204
Unrealized appreciation of investments	20,406,852
Par value of Common Stock (Note 4)	29,201
Paid-in Capital in excess of par value of Common Stock	345,931,830
Total Net Assets	$421,265,689
Net Asset Value, $421,265,689/29,200,589 shares outstanding	$14.43

See accompanying notes to financial statements. 9

FIRST FINANCIAL FUND, INC.

Statement of Operations

Net Investment Income	For the Six Months Ended September 30, 2007 (unaudited)
Investment Income:
Dividends from Unaffiliated Securities (net of foreign withholding taxes of $166,633)	$6,460,340
Dividends from Affiliated Securities	200,376
Interest	543,985
Total Investment Income:	7,204,701
Expenses:
Investment advisory fee (Note 2)	2,161,483
Administration, co-administration and custodian fees (Note 2)	559,168
Interest on outstanding loan (Note 7)	235,947
Directors fees and expenses (Note 2)	56,563
Insurance expenses	54,492
Legal and audit fees	38,763
Printing fees	32,483
Other	38,000
Total expenses	3,176,899
Net Investment Income	4,027,802
Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Unaffiliated Securities	24,720,860
Affiliated Securities	—
Foreign currency related transactions	(11,324)
24,709,536
Net change in unrealized appreciation/ (depreciation) of: Securities	(49,846,691)
Foreign currency related transactions	12,433
(49,834,258)
Net Realized and Unrealized Loss On Investments	(25,124,722)
Net (Decrease) in Net Assets Resulting from Operations	$(21,096,920)

FIRST FINANCIAL FUND, INC.

Statement of Changes in Net Assets

Increase/(Decrease) in Net Assets	Six Months Ended September 30, 2007 (unaudited)	Year Ended March 31, 2007
Operations:
Net investment income	$4,027,802	$2,208,986
Net realized gain on investments sold during the period	24,709,536	49,198,817
Net change in unrealized appreciation of investments during the year	(49,834,258)	(20,025,097)
Net increase/(decrease) in net assets resulting from operations	(21,096,920)	31,382,706
Dividends paid from net investment income	—	(5,612,379)
Distributions paid from net realized capital gains to stockholders	—	(40,128,513)
Net asset value of shares issued in connection with the reinvestment of dividends from net investment income and distributions from net realized gains (0 and 1,138,692 shares issued, respectively)	—	17,046,183
Net increase/(decrease) in net assets for the period	(21,096,920)	2,687,997
Net Assets:
Beginning of period	442,362,609	439,674,612
End of period (including undistributed net investment income/(distributions in excess of) of $4,026,602 and $(1,200), respectively)	$421,265,689	$442,362,609

See accompanying notes to financial statements.10

Financial Highlinghts  FIRST FINANCIAL FUND, INC.

Contained below is selected data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for the year indicated. This information has been determined based upon information provided in the financial statements and market price data for the Fund's shares.

	Six Months Ended September 30, 2007	Year Ended March 31,
	(Unaudited)	2007	2006	2005	2004	2003
OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.15	$15.67	$17.28	$19.24	$14.40	$15.46
Net investment income	0.14	0.08	0.15	0.38	0.15	0.16
Net realized and unrealized gain/(loss) on investments	(0.86)	1.03	2.36	2.74	7.36	1.72
Total from investment operations	(0.72)	1.11	2.51	3.12	7.51	1.88
DISTRIBUTIONS:
Dividends paid from net investment income to stockholders	—	(0.20)	(0.20)	(0.38)	(0.16)	(0.17)
Distributions paid from net realized capital gains	—	(1.43)	(3.92)	(4.72)	(2.59)	(2.80)
Total distributions	—	(1.63)	(4.12)	(5.10)	(2.75)	(2.97)
Accretive Impact of Capital Share Transactions	—	—	—	0.02	—	—
Net Increase resulting from Fund Share repurchase	—	—	—	—	0.08	0.03
Net asset value, end of the period (a)	$14.43	$15.15	$15.67	$17.28	$19.24	$14.40
Market price per share, end of period (a)	$12.70	$14.25	$16.51	$18.02	$18.30	$13.97
TOTAL INVESTMENT RETURN BASED ON MARKET VALUE (b)	(10.88)%	(4.28)%	17.07%	24.41%	51.96%	8.24%
RATIOS AND SUPPLEMENTAL DATA:
Ratio of operating expenses to average net assets (c)	1.51%	1.28%	1.02%	1.06%	1.10%	1.29%
Ratio of net investment income to average net assets (c)	1.92%	0.50%	1.54%	1.94%	0.86%	0.99%
Portfolio turnover rate	33%	55%	70%	79%	87%	74%
Net assets, end of the period (in 000's)	$421,266	$442,363	$439,675	$398,632	$438,573	$339,389
Number of shares outstanding at the end of period (in 000's)	29,201	29,201	28,062	23,063	22,791	23,576

(a) NAV and Market Value are published in The Wall Street Journal each Monday.

(b) Total investment return is calculated assuming a purchase of common stock at the current market value on the first day and a sale at the current market value on the last day of each period reported. Dividends and distributions are assumed for purposes of calculation to be reinvested at prices obtained under the dividend reinvestment plan. The calculation does not reflect brokerage commissions.

(c) Annualized

See accompanying notes to financial statements. 11

Notes to Financial Statements (Unaudited)  FIRST FINANCIAL FUND, INC.

Note 1. Significant Accounting Policies

First Financial Fund, Inc. (the "Fund") was incorporated in Maryland on March 3, 1986, as a closed-end, diversified management investment company. The Fund's primary investment objective is to achieve long-term capital appreciation with the secondary objective of current income by investing, under normal conditions, at least 65% of its assets in financial services companies, except for temporary or defensive purposes. In addition, pursuant to a non-fundamental investment policy adopted by the Fund, under normal conditions it invests at least 80% of its assets in securities issued by financial service companies. The 80% non-fundamental policy may be changed upon 60-days advance notice to stockholders. "Financial service companies" include savings and banking institutions, mortgage banking institutions, real estate investment trusts, consumer finance companies, credit collection and related service companies, insurance companies, security and commodity brokerage companies, investment advisory firms and financial conglomerates, and holding companies of any of these companies.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America, which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Securities Valuation: Securities for which market quotations are readily available (including securities listed on national securities exchanges and those traded over-the-counter) are valued at the last quoted sales price on the valuation date on which the security is traded. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by principal market makers. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). Where market quotations are not readily available or where the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the adviser, does not represent fair value ("Fair Value Securities"), securities are valued at fair value by a Pricing Committee appointed by the Board of Directors, in consultation with the adviser. In such circumstances, the adviser makes an initial written recommendation to the Pricing Committee regarding valuation methodology for each Fair Value Security. Thereafter, the adviser conducts periodic reviews of each Fair Value Security to consider whether the respective methodology and its application is appropriate and recommends methodology changes when appropriate. The Pricing Committee reviews and makes a determination regarding each initial methodology recommendation and any subsequent methodology changes. All methodology recommendations and any changes are reviewed by the entire Board of Directors on a quarterly basis.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates fair value.

Repurchase Agreements: The Fund may enter into repurchase agreement transactions with United States financial institutions. It is the Fund's policy that its custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. The value of the collateral at the time of the execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. If the seller defaults, and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the exchange rate prevailing at the end of the period, and purchases and sales of investment securities, income and expenses transacted in foreign currencies are translated at the exchange rate on the dates of such transactions. Foreign currency gains and losses result from fluctuations in exchange rates between trade date and settlement date on securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale

Notes to Financial Statements (Unaudited)  FIRST FINANCIAL FUND, INC.

trade date is included in gains and losses on investment securities sold.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the portfolios. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis, using the effective interest method.

Dividend income from investments in real estate investment trusts ("REITs") is recorded at management's estimate of the income included in distributions received. Distributions received in excess of this amount are recorded as a reduction of the cost of investments. The actual amounts of income and return of capital are determined by each REIT only after its fiscal year-end, and may differ from the estimated amounts.

Federal Income Taxes: The Fund intends to qualify as a registered investment company ("RIC") by complying with the requirements under subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs and intends to distribute substantially all of its taxable net investment income to its stockholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to (1) differing treatments of income and gains on various investment securities held by the Fund, including timing differences and (2) the attribution of expenses against certain components of taxable investment income. The Internal Revenue Code of 1986, as amended, imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least (1) 98% of the sum of its net investment income for that year and its capital gains (both long-term and short-term) for its fiscal year and (2) certain undistributed amounts from previous years.

Dividends and Distributions to Stockholders: The Fund expects to declare and pay dividends from net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to stockholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences related to income and gains are reclassified to paid-in-capital when they arise.

Note 2. Agreements

Wellington Management Company, LLP serves as the investment adviser (the "Investment Adviser") and makes investment decisions on behalf of the Fund. As of July 24, 2006, the Fund pays the Investment Adviser a quarterly fee at the following annualized rates: 1.125% of the Fund's average month-end net assets ("Net Assets") up to and including $150 million; 1.000% on Net Assets on the next $150 million; and 0.875% on Net Assets in excess of $300 million. Prior to July 24, 2006, the Fund paid the Investment Adviser a quarterly fee at the following annualized rates: 0.75% of the Fund's average month-end net assets up to and including $50 million, and 0.625% of such assets in excess of $50 million.

Fund Administrative Services, LLC ("FAS"), serves as the Fund's Co-Administrator. Under the Administration Agreement, FAS provides certain administrative and executive management services to the Fund which include: providing the Fund's principal offices and executive officers, overseeing and administering all contracted service providers, making recommendations to the Board regarding policies of the Fund, conducting stockholder relations, authorizing expenses, and other administrative tasks. The Fund pays FAS a monthly fee, calculated at an annual rate of 0.20% of the value of the Fund's average monthly net assets up to $250 million; 0.18% of the Fund's average monthly net assets on the next $150 million; and 0.15% of the value of the Fund's average monthly net assets over $400 million. The equity owners of FAS are Evergreen Atlantic, LLC, a Colorado limited liability company ("EALLC") and the Lola Brown Trust No. 1B (the "Lola Trust"). The Lola Trust is a stockholder of the Fund, and the Lola Trust and EALLC are considered to be "affiliated persons" of the Fund as that term is defined in the Investment Company Act of 1940, as amended, (the "1940 Act").

The Fund pays each Director who is not a director, officer or employee of the Investment Adviser or FAS a fee of $8,000 per annum, plus $4,000 for each in-person meeting of the Board of Directors and $500 for each telephone meeting. In addition, the Chairman of the Board and the Chairman of the Audit Committee receive $1,000 per meeting and each member of the Audit Committee receives $500 per meeting. The Fund will also reimburse all

Notes to Financial Statements (Unaudited)  FIRST FINANCIAL FUND, INC.

non-interested Directors for travel and out-of-pocket expenses incurred in connection with such meetings.

State Street Bank & Trust Company ("State Street") serves as the Fund's Co-Administrator and Custodian. As compensation for its services, State Street receives certain out-of-pocket expenses, transaction fees and asset-based fees, which are accrued daily and paid monthly. The Fund pays State Street an annualized fee of 0.058% of the Fund's average monthly net assets for the first $300 million and 0.04% for average monthly net assets over $300 million, in addition to any out-of-pocket and transaction fees.

Computershare Trust Company, N.A. ("Computershare"), serves as the Fund's Common Stock servicing agent ("Transfer Agent"), dividend-paying agent and registrar, and as compensation for Computershare's services as such, the Fund pays Computershare a monthly fee plus certain out-of-pocket expenses.

Note 3. Purchases and Sales of Securities

Cost of purchases and proceeds from sales of securities for the six months ended September 30, 2007 excluding short-term investments, aggregated $139,487,138 and $152,606,504 respectively.

On September 30, 2007, based on cost of $399,635,135 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $56,581,147 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $36,309,105.

Note 4. Capital

At September 30, 2007, 50,000,000 of $0.001 par value Common Stock were authorized and 29,200,589 shares were issued and outstanding.

Note 5. Share Repurchase Program

In accordance with Section 23 (c) of the 1940 Act, the Fund may, from time to time, repurchase shares of the Fund in the open market at the option of the Board of Directors and upon such terms as the Directors shall determine.

For the six months ended September 30, 2007, the Fund did not repurchase any of its own shares. For the year ended March 31, 2007, the Fund did not repurchase any of its own shares.

Note 6. Significant Stockholders

As of September 30, 2007, the Lola Trust and other entities affiliated with Stewart R. Horejsi and the Horejsi family owned 10,204,417 shares of Common Stock of the Fund, representing 34.95% of the total Fund shares outstanding.

Note 7. Borrowings

A loan and pledge agreement (the "Agreement") between the Fund and the Custodial Trust Company of Bear Stearns was reached, in which the Fund may borrow from the Custodial Trust Company an aggregate amount of up to the lesser of $50,000,000 or the maximum the Fund is permitted to borrow under the 1940 Act. For the six months ended September 30, 2007, the Fund had an outstanding loan for 112 days, with an average balance of $12,000,000, at an average rate of 6.32% and incurred $235,947 of interest expense. For the year ended March 31, 2007, the Fund had an outstanding loan for 65 days, with an average balance of $10,000,000, at an average rate of 6.33% and incurred $114,328 of interest expense.

Notes to Financial Statements (Unaudited)  FIRST FINANCIAL FUND, INC.

Note 8. Transactions With Affiliated Companies

Transactions during the period with companies in which the Fund owned at least 5% of the voting securities were as follows:

Name of Affiliate	Beginning Share Balance	Ending Share Balance	Dividend Income	Market Value
Broadway Financial Corporation	129,280	129,280	12,928	1,162,227
CCF Holding Company	340,815	340,815	59,643	5,371,244
Perpetual Federal Savings Bank	165,930	165,930	82,965	4,086,026
Redwood Financial, Inc.	40,650	40,650	—	630,075
River Valley Bancorp	90,000	90,000	36,000	1,620,900
Third Century Bancorp	110,500	110,500	8,840	1,295,613

Note 9. Recently Issued Accounting Pronouncement

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The adoption of FIN 48 had no material impact on the Fund's financial statements.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund's financial statement disclosures.

In February 2007, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities—including an amendment of FASB Statement No. 115." SFAS No. 159 permits entities to elect to measure certain financial assets and liabilities at fair value. Unrealized gains and losses on items for which the fair value option has been elected will be reported in earnings at each subsequent reporting date. SFAS No. 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 159 will have on the Fund's financial statements.

Note 10. Significant Events

At a board meeting held on July 24, 2006, the Audit Committee selected and the Board ratified Deloitte & Touche LLP as the Fund's independent registered public accounting firm to replace KPMG LLP ("KPMG").

The reports of the financial statements audited by KPMG for the Fund for the past 3 years did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and KPMG on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of KPMG would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such years.

Additional Information (Unaudited)  FIRST FINANCIAL FUND, INC.

Portfolio Information. The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available (1) on the Fund's website located at http://www.firstfinancialfund.com; (2) on the SEC's website at http://www.sec.gov; or (3) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

Proxy Information. The policies and procedures used to determine how to vote proxies relating to portfolio securities held by the Fund are available on the Fund's website located at http://www.firstfinancialfund.com. Information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available at http://www.sec.gov.

Senior Officer Code of Ethics. The Fund files a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer or controller, or persons performing similar functions (the "Senior Officer Code of Ethics"), with the SEC as an exhibit to its annual report on Form N-CSR. The Fund's Senior Officer Code of Ethics is available on the Fund's website located at http://www.firstfinancialfund.com.

Privacy Statement. Pursuant to SEC Regulation S-P (Privacy of Consumer Financial Information) the Directors of the First Financial Fund, Inc. (the "Fund") have established the following policy regarding information about the Fund's stockholders. We consider all stockholder data to be private and confidential, and we hold ourselves to the highest standards in its safekeeping and use.

General Statement. The Fund may collect nonpublic information (e.g., your name, address, email address, Social Security Number, Fund holdings (collectively, "Personal Information")) about stockholders from transactions in Fund shares. The Fund will not release Personal Information about current or former stockholders (except as permitted by law) unless one of the following conditions is met: (i) we receive your prior written consent; (ii) we believe the recipient to be you or your authorized representative; (iii) to service or support the business functions of the Fund (as explained in more detail below), or (iv) we are required by law to release Personal Information to the recipient. The Fund has not and will not in the future give or sell Personal Information about its current or former stockholders to any company, individual, or group (except as permitted by law) and as otherwise provided in this policy.

In the future, the Fund may make certain electronic services available to its stockholders and may solicit your email address and contact you by email, telephone or US mail regarding the availability of such services. The Fund may also contact stockholders by email, telephone or US mail in connection with these services, such as to confirm enrollment in electronic stockholder communications or to update your Personal Information. In no event will the Fund transmit your Personal Information via email without your consent.

Use of Personal Information. The Fund will only use Personal Information (i) as necessary to service or maintain stockholder accounts in the ordinary course of business and (ii) to support business functions of the Fund and its affiliated businesses. This means that the Fund may share certain Personal Information, only as permitted by law, with affiliated businesses of the Fund, and that such information may be used for non-Fund-related solicitation. When Personal Information is shared with the Fund's business affiliates, the Fund may do so without providing you the option of preventing these types of disclosures as permitted by law.

Safeguards regarding Personal Information. Internally, we also restrict access to Personal Information to those who have a specific need for the records. We maintain physical, electronic, and procedural safeguards that comply with Federal standards to guard Personal Information. Any doubts about the confidentiality of Personal Information, as required by law, are resolved in favor of confidentiality.

Board of Directors' Approval (Unaudited)  FIRST FINANCIAL FUND, INC.

Discussion Regarding the Board of Directors' Approval of the Investment Advisory Contract

Wellington Management Company, LLP (the "Adviser") has entered into an Investment Advisory Agreement with the Fund (the "Advisory Agreement") pursuant to which the Adviser is responsible for managing the Fund's assets in accordance with its investment objectives, policies and limitations. The Advisory Agreement was recently amended in July 2006, after required approval was obtained from the Fund's board of directors and stockholders, to increase the advisory fees payable to the Adviser under the Advisory Agreement. The 1940 Act requires that the Board, including a majority of the Independent Directors, annually approve the terms of the Advisory Agreement. At a regularly scheduled meeting held on April 27, 2007, the Directors, by a unanimous vote (including a separate vote of the Independent Directors), approved the renewal of the Advisory Agreement.

Factors Considered

Generally, the Board considered a number of factors in renewing the Advisory Agreement including, among other things, (i) the nature, extent and quality of services to be furnished by the Adviser to the Fund; (ii) the investment performance of the Fund compared to relevant market indices and the performance of comparable funds; (iii) the advisory fees and other expenses paid by the Fund; (iv) the profitability to the Adviser of its investment advisory relationship with the Fund; (v) the extent to which economies of scale are realized and whether fee levels reflect any economies of scale; (vi) support of the Adviser by the Fund's principal stockholders; and (vii) the historical relationship between the Fund and the Adviser. The Board also reviewed the ability of the Adviser to provide investment management and supervision services to the Fund, including the background, education and experience of the key portfolio management and operational personnel, the investment philosophy and decision-making process of those professionals, and the ethical standards maintained by the Adviser.

Deliberative Process

To assist the Board in its evaluation of the quality of the Adviser's services and the reasonableness of the fees under the Advisory Agreement, the Board received a memorandum from independent legal counsel to the Independent Directors discussing the factors generally regarded as appropriate to consider in evaluating investment advisory arrangements and the duties of directors in approving such arrangements. In connection with its evaluation, the Board also requested and received various materials relating to the Adviser's investment services under the Agreement. These materials included reports and presentations from the Adviser that described, among other things, the Adviser's organizational structure, financial condition, internal controls, policies and procedures on brokerage practices, soft-dollar commissions and trade allocation, comparative investment performance results, comparative sub-advisory fees, and compliance policies and procedures. The Board also reviewed a report prepared by the Fund's Administrator comparing the Fund's performance to a group closed-end and open-end financial sector equity funds determined to have similar, though not identical, investment strategies as the Fund (the "Peer Group"). The Board also considered information received from the Adviser throughout the year, including investment performance and returns as well as stock price and net asset value.

In advance of the April 27, 2007 meeting, the Independent Directors held a special telephonic meeting with counsel to the Fund and the Independent Directors. The purpose of this meeting was to discuss the renewal of the Advisory Agreement and to review the materials provided to the Board by the Adviser in connection with the annual review process. The Board held additional discussions at the April 27, 2007 Board meeting, which included a private session among the Independent Directors and their independent legal counsel at which no employees or representatives of the Adviser were present.

The information below summarizes the Board's considerations in connection with its approval of the Advisory Agreement. In deciding to approve the Advisory Agreement, the Board did not identify a single factor as controlling and

Board of Directors' Approval (Unaudited)  FIRST FINANCIAL FUND, INC.

this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.

Nature, Extent and Quality of the Services Provided; Ability to Provide Services

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by the Adviser under the Advisory Agreement. The Adviser's most recent investment adviser registration form on the Securities and Exchange Commission's Form ADV was provided to the Board, as were the responses of the Adviser to information requests submitted to the Adviser by the Independent Directors through their independent legal counsel. The Board reviewed and analyzed the materials, which included information about the background, education and experience of the Adviser's key portfolio management and operational personnel and the amount of attention devoted to the Fund by the Adviser's portfolio management personnel. The Board also reviewed the Adviser's policies and procedures on side-by-side management of hedge funds and other accounts and any impact these have on the success of the Fund. The Board was satisfied that the Adviser's investment personnel, including Nicholas C. Adams, the Fund's principal portfolio manager, devote an adequate portion of their time and attention to the success of the Fund and its investment strategy, particularly given the reduction in the number of accounts managed by Mr. Adams that occurred in 2006. Based on the above factors, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser, and that the Adviser possessed the ability to continue to provide these services to the Fund in the future.

Investment Performance

The Board considered the investment performance of the Fund since inception, as compared to both relevant indices and the performance of two comparable closed-end financial services funds. The Board noted favorably that for the three-, five-, ten-year, and since inception periods ended February 28, 2007, the Fund's performance based upon total return outperformed the Standard & Poor's 500 Index, the Fund's primary relevant benchmark, as well as the NASDAQ Composite, the NASDAQ Banks Index, the SNL All Daily Thrift Index, and the SNL MBS REITS Index, the Fund's secondary benchmarks. For the one-year period ended February 28, 2007, the Fund underperformed versus the Standard & Poor's 500 Index and the SNL MBS REITS Index, despite its total return of 10.00% during the period, but had outperformed the Fund's other secondary benchmarks. The Board also acknowledged that the Fund had outperformed the two most comparable closed-end financial services funds over the same period. The Board recognized that the Fund received a Lipper 2006 Performance Achievement Certificate based on its number one ranking in the Lipper Closed-End Equity Fund Performance Analysis for Sector Equity Funds for the ten-year period ending December 31, 2006.

The Board further considered the investment performance of the Fund as compared to the performance of the Peer Group for the one-, three- and five-year periods ended March 31, 2007. The Board noted that the Fund ranked number one in performance based upon total return of the net asset value versus the returns of the comparable funds in the Peer Group for the five-year period ended March 31, 2007, and was in the second quintile (i.e., the top 40% of funds in the Peer Group) for the three-year period ending on that date. The Board also noted that the Fund's performance had ranked in the last quintile (i.e., the bottom 20% of the funds in the Peer Group) for the one-year period ended March 31, 2007. The Board attributed the Fund's short term underperformance to the Adviser's stated desire to reduce the Fund's risk exposure given its cautiously pessimistic outlook for the financial services sector and the fact that several of the funds in the Peer Group focused on other sectors that experienced strong performance relative to the financial services sector. The Board ascribed greater weight to the long-term performance of the Fund against its benchmarks and other financial services funds.

Board of Directors' Approval (Unaudited)  FIRST FINANCIAL FUND, INC.

Costs of Services Provided and Profits Realized by the Adviser

In evaluating the costs of the services provided to the Fund by the Advisers, the Board relied on statistical and other information regarding the Fund's total expense ratio and its various components, including advisory fees and investment-related expenses. The Board also noted that in 2006, in connection with a proposed increase in advisory fees under the Advisory Agreement that was ultimately approved by the Board and the Fund's stockholders, it had conducted a detailed evaluation of the Fund's expense ratio and the advisory fees charged by the Adviser. The Board noted that fees under the Advisory Agreement had been determined to be at the median fee rate for a group of six similarly situated non-leveraged, closed-end sector equity funds chosen by Lipper Analytical Services, Inc., an independent consultant, and that the fees were comparable to the fees earned by the Adviser on other portfolios managed by Mr. Adams.

The Board also obtained information regarding the overall profitability of the Adviser. The profitability information was obtained to assist the Board in determining the overall benefits to the Adviser from its relationship to the Fund. The Board compared the overall profitability of the Adviser to the profitability of certain publicly traded investment management firms. Based on its analysis of this information, the Board determined that the overall level of profits earned by the Adviser did not appear to be unreasonable based on the profitability of other investment management firms and the quality of the services rendered by the Adviser.

Based on these factors, the Board concluded that the fee under the Advisory Agreement was reasonable and fair in light of the nature and quality of the services provided by the Adviser.

Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether the fee is reasonable in relation to the Fund's assets and any economies of scale that may exist. The Board noted that that the existing fee schedule under the Advisory Agreement includes breakpoints. In evaluating economies of scale, the Board noted that the Advisers' internal costs of providing investment management services to the Fund had continued to increase, particularly costs associated with attracting and retaining talented investment personnel and compliance costs. The Board concluded that the breakpoints in the fee schedule are acceptable and appropriately reflect any economies of scale expected to be realized by the Adviser in managing the Fund's assets if the Fund's net assets increase.

Stockholder Support and Historical Relationship with the Fund

The Board also weighed the views of the Fund's largest stockholders, which are affiliated with the family of Mr. Stewart R. Horejsi. As of March 31, 2007, the Lola Brown Trust No. 1B and other entities affiliated with the Horejsi family held approximately 35% of the Fund's outstanding common shares. The Board understood from Mr. Horejsi that these stockholders were supportive of the Adviser and the renewal of the Advisory Agreement. The Board also noted that the Fund had received a limited amount of negative feedback from other Fund stockholders in connection with the increase in the level of advisory fees in 2006. The Board also recognized that the Fund's stock price had traded at a premium over the Fund's net asset value for almost the entire year ended March 31, 2007, which the Board believed reflected the confidence of the Fund's stockholders in the Adviser, although the Fund's stock price on March 31, 2007 was $14.25, which represented a 6% discount to the Fund's net asset value of $15.14 on that date.

Approval

The Board based its decision to approve the renewal of the Advisory Agreement on a careful analysis, in consultation with independent counsel, of the above factors as well as other factors. In approving the Advisory Agreement, the Board concluded that the terms of the Advisory Agreement are reasonable and fair and that renewal of the Advisory Agreement is in the best interests of the Fund and its stockholders.

Meeting of Stockholders - Voting Results (Unaudited)  FIRST FINANCIAL FUND, INC.

On August 3, 2007, the Fund held its Annual Meeting of Stockholders to consider the election of Directors of the Fund. The following votes were recorded:

PROPOSAL 1: (Voting by all Stockholders): Election of Directors of the Fund
Election of Joel W. Looney as Director of the Fund	# of Votes Cast	% of Votes Cast
Affirmative	27,174,134.9643	97.96
Withheld	566,626.3863	2.04
TOTAL	27,740,761.3506	100.0
Election of Richard I. Barr as Director of the Fund	# of Votes Cast	% of Votes Cast
Affirmative	27,181,450.7577	97.98
Withheld	559,310.5929	2.02
TOTAL	27,740,761.3506	100.0
Election of Dr. Dean Jacobson as Director of the Fund	# of Votes Cast	% of Votes Cast
Affirmative	27,177,012.9643	97.97
Withheld	563,748.3863	2.03
TOTAL	27,740,761.3506	100.0
Election of John S. Horejsi as Director of the Fund	# of Votes Cast	% of Votes Cast
Affirmative	27,168,186.6562	97.34
Withheld	572,574.6944	2.66
TOTAL	27,740,761.3506	100.0

Election of Susan L. Ciciora as Director of the Fund	# of Votes Cast	% of Votes Cast
Affirmative	27,160,283.8244	97.91
Withheld	580,477.5262	2.09
TOTAL	27,740,761.3506	100.0

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Directors

Richard I. Barr

Susan L. Ciciora

John S. Horejsi

Dean L. Jacobson

Joel W. Looney

Investment Adviser

Wellington Management Company, LLP

75 State Street

Boston, MA 02109

Administrator

Fund Administrative Services, LLC

2344 Spruce Street, Suite A

Boulder, CO 80302

Custodian

State Street Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

Computershare Trust Company, N.A.

P.O. Box 43011

Providence, RI 02940-3011

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

555 17th Street, Suite 3600

Denver, CO 80202

Legal Counsel

Paul, Hastings, Janofsky & Walker LLP

515 South Flower Street, 25th Floor

Los Angeles, CA 90071-2228

The views expressed in this report and the information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is for stockholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

First Financial Fund, Inc.
2344 Spruce Street, Suite A
Boulder, CO 80302

If you have questions regarding shares held in a brokerage account contact your broker, or, if you have physical possession of your shares in certificate form, contact the Fund's Transfer Agent and Shareholder Servicing Agent - Computershare Trust Company, N.A. at

P.O. Box 43011
Providence, RI 02940-3011
(800) 451-6788

www.firstfinancialfund.com

The Fund's CUSIP number is:

320228109

www.firstfinancialfund.com

S E M I -
A N N U A L
R E P O R T

September 30, 2007

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Fund’s full schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item  10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the     Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within  90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

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(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Financial Fund, Inc.

By (Signature and Title)	/s/ Stephen C. Miller
Stephen C. Miller, President (Principal Executive Officer)

Date	12/04/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ Stephen C. Miller
Stephen C. Miller, President (Principal Executive Officer)

Date	12/04/07

By (Signature and Title)	/s/ Carl D. Johns
Carl D. Johns, Vice President and Treasurer (Principal Financial Officer)

Date	12/04/07

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